PENSION PLANS AND POSTRETIREMENT BENEFITS - Components of re-measurements (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension defined benefit plans
Disclosure of net defined benefit liability (asset)
Actuarial (loss) gain on benefit obligations	$ (41.5)	$ 211.7	$ 60.0
Actual return on plan assets, less interest income anticipated in the interest on the net defined benefit liability calculation	27.1	(84.9)	42.4
Asset limit and minimum funding adjustment	22.3	(70.7)
Re-measurement gain (loss) recorded in other comprehensive income	7.9	56.1	102.4
Postretirement defined benefit plans
Disclosure of net defined benefit liability (asset)
Actuarial (loss) gain on benefit obligations	(1.5)	21.2	5.5
Re-measurement gain (loss) recorded in other comprehensive income	$ (1.5)	$ 21.2	$ 5.5